Investments in Other Companies (Details) - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Other Companies [Abstract]
Investments in other companies	$ 65,082	$ 56,177	$ 46,923	$ 42,338